Condensed Financial Information of the Parent Company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Condensed Financial Information of the Parent Company [Line Items]
Percentage of net income required to statutory surplus reserve	10.00%	10.00%
Number of registered capital statutory surplus reserve percentage	50.00%	50.00%
Restriction Amount	¥ 552,845	$ 79,056
Minimum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Percentage of minimum balance to registered capital statutory reserve after issued	25.00%	25.00%